LEASES - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Capitalized expense to cost of goods sold	$ 0	$ 129
Capitalized expense to inventory for prior periods	$ 0	$ 79